Exhibit 99.2

May 19, 2020

Stewart Title Guaranty Company

1980 Post Oak Blvd.

Houston, TX 77056

RE:	Home Partners of America 2020-1 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)
a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).
2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).
3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.
b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.
4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Guaranty Company, a Texas corporation

By:	/s/ John Tacia
Name: John Tacia Title: Vice President Date: May 19, 2020

Schedule I

Property Code	State	Description of Discrepancy	Updated Designation (HOA or appearent non-HOA)	Date of updated Certification
v42-0073	AZ	HOA Discrepancy	Non-HOA	5/11/2020
v42-0079	AZ	HOA Discrepancy	Non-HOA	5/11/2020
v42-0081	AZ	HOA Discrepancy	Non-HOA	5/11/2020
v29-0290	CA	HOA Discrepancy	Non-HOA	5/11/2020
v29-0299	CA	HOA Discrepancy	Non-HOA	5/11/2020
v29-0301	CA	HOA Discrepancy	Non-HOA	5/11/2020
v29-0302	CA	HOA Discrepancy	Non-HOA	5/11/2020
v29-0319	CA	HOA Discrepancy	Non-HOA	5/11/2020
v29-0321	CA	HOA Discrepancy	Non-HOA	5/11/2020
v29-0333	CA	HOA Discrepancy	Non-HOA	5/11/2020
v29-0335	CA	HOA Discrepancy	Non-HOA	5/11/2020
v36-0729	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0753	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0756	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0762	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0771	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0825	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0861	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0871	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0873	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0877	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0883	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0887	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0889	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0898	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0899	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0941	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0942	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0947	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0949	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0950	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0955	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0957	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0959	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0961	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0964	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0967	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-0997	CO	HOA Discrepancy	Non-HOA	5/11/2020

v36-1001	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1007	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1013	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1016	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1018	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1019	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1020	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1023	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1030	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1033	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1034	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1042	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1049	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1061	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1074	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1078	CO	HOA Discrepancy	Non-HOA	5/11/2020
v36-1092	CO	HOA Discrepancy	Non-HOA	5/11/2020
v30-1043	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1081	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1115	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1139	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1141	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1143	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1149	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1157	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1158	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1170	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1171	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1212	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1226	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1235	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1349	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1355	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1360	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1371	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1388	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1389	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1399	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1414	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1420	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1422	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1432	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1434	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1438	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1447	FL	HOA Discrepancy	Non-HOA	5/11/2020

v30-1454	FL	HOA Discrepancy	Non-HOA	5/11/2020
v30-1456	FL	HOA Discrepancy	Non-HOA	5/11/2020
v37-0058	IN	HOA Discrepancy	Non-HOA	5/11/2020
v46-0626	MD	HOA Discrepancy	Non-HOA	5/11/2020
v46-0707	MD	HOA Discrepancy	Non-HOA	5/11/2020
v46-0780	MD	HOA Discrepancy	Non-HOA	5/11/2020
v38-0581	MN	HOA Discrepancy	Non-HOA	5/11/2020
v38-0707	MN	HOA Discrepancy	Non-HOA	5/11/2020
v38-0717	MN	HOA Discrepancy	Non-HOA	5/11/2020
v38-0793	MN	HOA Discrepancy	Non-HOA	5/11/2020
v38-0795	MN	HOA Discrepancy	Non-HOA	5/11/2020
v38-0804	MN	HOA Discrepancy	Non-HOA	5/11/2020
v38-0830	MN	HOA Discrepancy	Non-HOA	5/11/2020
v49-0201	MO	HOA Discrepancy	Non-HOA	5/11/2020
v40-0326	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0335	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0339	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0345	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0348	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0360	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0362	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0364	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0368	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0383	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0388	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0402	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0406	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0415	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0448	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0453	NC	HOA Discrepancy	Non-HOA	5/11/2020
v40-0459	NC	HOA Discrepancy	Non-HOA	5/11/2020
v52-0118	OR	HOA Discrepancy	Non-HOA	5/11/2020
v52-0131	OR	HOA Discrepancy	Non-HOA	5/11/2020
v52-0140	OR	HOA Discrepancy	Non-HOA	5/11/2020
v53-0284	PA	HOA Discrepancy	Non-HOA	5/11/2020
v41-0140	SC	HOA Discrepancy	Non-HOA	5/11/2020
v54-0133	TN	HOA Discrepancy	Non-HOA	5/11/2020
v54-0139	TN	HOA Discrepancy	Non-HOA	5/11/2020
v56-1023	TX	HOA Discrepancy	Non-HOA	5/11/2020
v56-1055	TX	HOA Discrepancy	Non-HOA	5/11/2020
v56-1285	TX	HOA Discrepancy	Non-HOA	5/11/2020
v56-1360	TX	HOA Discrepancy	Non-HOA	5/11/2020
v39-0062	VA	HOA Discrepancy	Non-HOA	5/11/2020
v39-0072	VA	HOA Discrepancy	Non-HOA	5/11/2020
v39-0077	VA	HOA Discrepancy	Non-HOA	5/11/2020

v34-0389	WA	HOA Discrepancy	Non-HOA	5/11/2020
v34-0549	WA	HOA Discrepancy	Non-HOA	5/11/2020
v34-0558	WA	HOA Discrepancy	Non-HOA	5/11/2020
v34-0579	WA	HOA Discrepancy	Non-HOA	5/11/2020
v34-0582	WA	HOA Discrepancy	Non-HOA	5/11/2020